PORTFOLIO OF INVESTMENTS – as of June 30, 2023 (Unaudited)

Loomis Sayles Global Bond Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – 96.2% of Net Assets
	Australia – 2.9%
1,820,000	Australia Government Bonds, Series 164, 0.500%, 9/21/2026, (AUD)	$1,084,606
1,080,000	Glencore Funding LLC, 2.500%, 9/01/2030, 144A	884,315
280,000	Glencore Funding LLC, 2.625%, 9/23/2031, 144A	225,411
4,845,000	New South Wales Treasury Corp., Series 26, 4.000%, 5/20/2026, (AUD)	3,197,397
8,485,000	Queensland Treasury Corp., Series 27, 2.750%, 8/20/2027, 144A, (AUD)	5,328,987
2,720,000	Rio Tinto Finance USA PLC, 5.000%, 3/09/2033	2,743,919

		13,464,635

	Belgium – 0.5%
305,000	Anheuser-Busch InBev Finance, Inc., 4.700%, 2/01/2036	296,647
2,485,000	Kingdom of Belgium Government Bonds, Series 88, 1.700%, 6/22/2050, 144A, (EUR)	1,924,446

		2,221,093

	Brazil – 1.4%
1,020,000	Banco Santander SA, 4.625%, 1/15/2025, 144A	993,698
22,836(††)	Brazil Notas do Tesouro Nacional, Series NTNF, 10.000%, 1/01/2027, (BRL)	4,741,767
4,600(††)	Brazil Notas do Tesouro Nacional, Series NTNF, 10.000%, 1/01/2029, (BRL)	940,648

		6,676,113

	Canada – 2.2%
10,060,000	Canada Government Bonds, 0.500%, 12/01/2030, (CAD)	6,169,956
1,825,000	Canada Government Bonds, 1.500%, 9/01/2024, (CAD)	1,325,365
340,983	CNH Capital Canada Receivables Trust, Series 2021-1A, Class A2, 1.001%, 11/16/2026, 144A, (CAD)	247,240
5,245,000	Province of Ontario, CN, 1.900%, 12/02/2051, (CAD)	2,548,324

		10,290,885

	China – 5.9%
42,910,000	China Development Bank, Series 2103, 3.300%, 3/03/2026, (CNY)	6,037,550
41,870,000	China Development Bank, Series 2115, 3.120%, 9/13/2031, (CNY)	5,855,347
38,870,000	China Government Bonds, Series INBK, 1.990%, 4/09/2025, (CNY)	5,326,093
30,390,000	China Government Bonds, Series INBK, 3.270%, 11/19/2030, (CNY)	4,378,714

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	China – continued
17,610,000	China Government Bonds, Series INBK, 3.320%, 4/15/2052, (CNY)	$2,522,506
20,670,000	China Government Bonds, Series INBK, 3.720%, 4/12/2051, (CNY)	3,167,357

		27,287,567

	Colombia – 0.3%
1,300,000	Colombia Government International Bonds, 7.500%, 2/02/2034	1,270,651

	France – 2.1%
300,000	Electricite de France SA, 5.000%, 9/21/2048, 144A	247,727
300,000	Electricite de France SA, EMTN, 2.000%, 12/09/2049, (EUR)	195,520
300,000	Electricite de France SA, EMTN, 5.125%, 9/22/2050, (GBP)	304,251
3,275,000	French Republic Government Bonds OAT, 0.500%, 6/25/2044, 144A, (EUR)	2,113,718
6,685,000	French Republic Government Bonds OAT, Zero Coupon, 2.371%, 5/25/2032, (EUR)(a)	5,669,567
1,600,000	Mutuelle Assurance Des Commercants et Industriels de France et Des Cadres et Sal, (fixed rate to 3/21/2032, variable rate thereafter), 2.125%, 6/21/2052, (EUR)	1,201,804

		9,732,587

	Germany – 13.0%
7,675,000	Bundesrepublik Deutschland Bundesanleihe, Zero Coupon, 0.000%-1.110%, 8/15/2026, (EUR)(b)	7,680,042
13,400,000	Bundesrepublik Deutschland Bundesanleihe, 0.250%, 8/15/2028, (EUR)	13,044,362
4,835,000	Bundesrepublik Deutschland Bundesanleihe, 0.500%, 8/15/2027, (EUR)	4,841,547
11,665,000	Bundesrepublik Deutschland Bundesanleihe, 1.000%, 8/15/2024, (EUR)	12,401,389
1,005,000	Bundesrepublik Deutschland Bundesanleihe, 1.000%, 8/15/2025, (EUR)	1,049,566
2,345,000	Bundesrepublik Deutschland Bundesanleihe, 1.250%, 8/15/2048, (EUR)	2,030,193
11,685,000	Bundesrepublik Deutschland Bundesanleihe,Zero Coupon, 1.755%-2.224%, 2/15/2030, (EUR)(b)	10,881,835
555,000	Bundesrepublik Deutschland Bundesanleihe, Series 8, 4.750%, 7/04/2040, (EUR)	791,967
2,660,000	Bundesrepublik Deutschland Bundesanleihe, Zero Coupon, 0.308%, 8/15/2050, (EUR)(a)	1,557,137
1,680,000	Bundesrepublik Deutschland Bundesanleihe, Zero Coupon, 1.365%, 8/15/2052, (EUR)(a)	937,720
1,805,000	Deutsche Bank AG, (fixed rate to 10/07/2031, variable rate thereafter), 3.742%, 1/07/2033	1,323,733
815,000	Deutsche Bank AG, (fixed rate to 10/14/2030, variable rate thereafter), 3.729%, 1/14/2032	616,300
400,000	Deutsche Bank AG, EMTN, (fixed rate to 3/24/2027, variable rate thereafter), 4.000%, 6/24/2032, (EUR)	382,976

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	Germany – continued
32,680,000	Kreditanstalt fuer Wiederaufbau, EMTN, 1.250%, 8/28/2023, (NOK)	$3,029,817

		60,568,584

	Indonesia – 1.6%
18,722,000,000	Indonesia Treasury Bonds, Series FR78, 8.250%, 5/15/2029, (IDR)	1,375,700
38,485,000,000	Indonesia Treasury Bonds, Series FR87, 6.500%, 2/15/2031, (IDR)	2,586,315
50,865,000,000	Indonesia Treasury Bonds, Series FR96, 7.000%, 2/15/2033, (IDR)	3,564,163

		7,526,178

	Ireland – 1.4%
1,055,000	AIB Group PLC, (fixed rate to 2/16/2028, variable rate thereafter), 5.750%, 2/16/2029, (EUR)	1,185,005
650,000	AIB Group PLC, EMTN, (fixed rate to 7/23/2028, variable rate thereafter), 4.625%, 7/23/2029, (EUR)	695,855
400,000	Bank of Ireland Group PLC, (fixed rate to 9/30/2026, variable rate thereafter), 2.029%, 9/30/2027, 144A	345,754
1,310,000	Ireland Government Bonds, Zero Coupon, 0.029%, 10/18/2031, (EUR)(a)	1,136,145
3,205,000	Ireland Government Bonds, 1.000%, 5/15/2026, (EUR)	3,302,914

		6,665,673

	Israel – 0.2%
3,425,000	Israel Government Bonds, Series 330, 1.000%, 3/31/2030, (ILS)	775,009

	Italy – 2.7%
1,600,000	Enel Finance International NV, 6.000%, 10/07/2039, 144A	1,571,492
535,000	Intesa Sanpaolo SpA, 6.625%, 6/20/2033, 144A	533,037
1,260,000	Intesa Sanpaolo SpA, (fixed rate to 11/21/2032, variable rate thereafter), 8.248%, 11/21/2033, 144A	1,321,753
1,110,000	Intesa Sanpaolo SpA, EMTN, (fixed rate to 3/14/2028, variable rate thereafter), 6.500%, 3/14/2029, (GBP)	1,324,170
6,085,000	Italy Buoni Poliennali Del Tesoro, Series 11Y, 1.350%, 4/01/2030, (EUR)	5,682,034
210,000	UniCredit SpA, (fixed rate to 4/02/2029, variable rate thereafter), 7.296%, 4/02/2034, 144A	197,867
370,000	UniCredit SpA, (fixed rate to 6/03/2031, variable rate thereafter), 3.127%, 6/03/2032, 144A	291,782
200,000	UniCredit SpA, (fixed rate to 6/30/2030, variable rate thereafter), 5.459%, 6/30/2035, 144A	169,730
1,535,000	UniCredit SpA, (fixed rate to 6/30/2030, variable rate thereafter), 5.459%, 6/30/2035	1,302,677

		12,394,542

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	Japan – 4.6%
435,950,000	Japan Government Five Year Bonds, Series 139, 0.100%, 3/20/2024, (JPY)	$3,026,347
389,700,000	Japan Government Thirty Year Bonds, Series 26, 2.400%, 3/20/2037, (JPY)	3,307,784
468,600,000	Japan Government Thirty Year Bonds, Series 41, 1.700%, 12/20/2043, (JPY)	3,649,264
164,800,000	Japan Government Thirty Year Bonds, Series 51, 0.300%, 6/20/2046, (JPY)	960,727
646,500,000	Japan Government Thirty Year Bonds, Series 62, 0.500%, 3/20/2049, (JPY)	3,801,534
997,300,000	Japan Government Two Year Bonds, Series 436, 0.005%, 5/01/2024, (JPY)	6,920,037

		21,665,693

	Korea – 2.1%
8,400,000,000	Korea Treasury Bonds, Series 3006, 1.375%, 6/10/2030, (KRW)	5,469,652
5,200,000,000	Korea Treasury Bonds, Series 3212, 4.250%, 12/10/2032, (KRW)	4,132,113

		9,601,765

	Luxembourg – 1.3%
345,000	Blackstone Property Partners Europe Holdings Sarl, 3.625%, 10/29/2029, (EUR)	306,822
1,180,000	Blackstone Property Partners Europe Holdings Sarl, EMTN, 1.000%, 5/04/2028, (EUR)	963,773
1,435,000	Blackstone Property Partners Europe Holdings Sarl, EMTN, 1.750%, 3/12/2029, (EUR)	1,161,448
1,810,000	Logicor Financing Sarl, EMTN, 0.875%, 1/14/2031, (EUR)	1,317,927
2,785,000	Logicor Financing Sarl, EMTN, 1.625%, 1/17/2030, (EUR)	2,238,705
100,000	Logicor Financing Sarl, EMTN, 2.000%, 1/17/2034, (EUR)	71,846

		6,060,521

	Malaysia – 0.4%
7,770,000	Malaysia Government Bonds, Series 119, 3.906%, 7/15/2026, (MYR)	1,683,980

	Mexico – 1.6%
405,000	America Movil SAB de CV, 2.875%, 5/07/2030	351,975
996,320(†††)	Mexico Bonos, Series M 20, 8.500%, 5/31/2029, (MXN)	5,758,540
1,450,000	Mexico Government International Bonds, 3.500%, 2/12/2034	1,214,476

		7,324,991

	New Zealand – 1.2%
8,975,000	New Zealand Government Bonds, Series 427, 4.500%, 4/15/2027, (NZD)	5,469,621

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	Norway – 0.5%
$ 320,000	Aker BP ASA, 3.750%, 1/15/2030, 144A	$284,410
1,235,000	Aker BP ASA, 4.000%, 1/15/2031, 144A	1,098,295
655,000	Aker BP ASA, 6.000%, 6/13/2033, 144A	655,233
2,000,000	City of Oslo, NO, 2.300%, 3/14/2024, (NOK)	182,902
2,000,000	City of Oslo, NO, 2.350%, 9/04/2024, (NOK)	180,504
1,000,000	City of Oslo, NO, 3.650%, 11/08/2023, (NOK)	92,815

		2,494,159

	Portugal – 0.1%
435,000	EDP Finance BV, 1.710%, 1/24/2028, 144A	372,490
230,000	EDP Finance BV, EMTN, 0.375%, 9/16/2026, (EUR)	224,762

		597,252

	Singapore – 0.4%
2,780,000	Singapore Government Bonds, 2.125%, 6/01/2026, (SGD)	1,983,659

	South Africa – 2.2%
400,000	Anglo American Capital PLC, 2.875%, 3/17/2031, 144A	330,263
440,000	Anglo American Capital PLC, 5.625%, 4/01/2030, 144A	437,988
224,595,000	Republic of South Africa Government Bonds, Series R213, 7.000%, 2/28/2031, (ZAR)	9,545,250

		10,313,501

	Spain – 1.9%
400,000	Banco Santander SA, 4.250%, 4/11/2027	378,609
2,600,000	Banco Santander SA, 5.179%, 11/19/2025	2,525,484
2,460,000	Spain Government Bonds, 1.950%, 7/30/2030, 144A, (EUR)	2,466,813
2,835,000	Spain Government Bonds, 4.200%, 1/31/2037, 144A, (EUR)	3,292,895

		8,663,801

	Supranationals – 1.1%
2,665,000	Inter-American Development Bank, Series 112, 4.400%, 1/26/2026, (CAD)	1,999,831
36,080,000	Nordic Investment Bank, EMTN, 1.500%, 3/13/2025, (NOK)	3,199,320

		5,199,151

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	Sweden – 0.6%
190,000	Heimstaden Bostad Treasury BV, EMTN, 1.625%, 10/13/2031, (EUR)	$120,250
9,900,000	Kommuninvest I Sverige AB, Series 2505, 1.000%, 5/12/2025, (SEK)	868,671
18,000,000	Sweden Government Bonds, Series 1058, 2.500%, 5/12/2025, (SEK)	1,640,408

		2,629,329

	Switzerland – 0.7%
715,000	UBS Group AG, (fixed rate to 5/14/2031, variable rate thereafter), 3.091%, 5/14/2032, 144A	578,382
1,620,000	UBS Group AG, EMTN, 0.650%, 9/10/2029, (EUR)	1,382,878
460,000	UBS Group AG, EMTN, (fixed rate to 4/02/2025, variable rate thereafter), 3.250%, 4/02/2026, (EUR)	483,742
195,000	UBS Group AG, EMTN,(fixed rate to 1/14/2027, variable rate thereafter), 0.650%, 1/14/2028, (EUR)	182,654
655,000	Zurich Finance Ireland Designated Activity Co., EMTN, (fixed rate to 8/23/2032, variable rate thereafter), 5.125%, 11/23/2052, (GBP)	718,558

		3,346,214

	Thailand – 0.3%
54,870,000	Thailand Government Bonds, 1.600%, 12/17/2029, (THB)	1,468,112

	United Kingdom – 4.0%
1,050,000	Barclays PLC, (fixed rate to 9/23/2030, variable rate thereafter), 3.564%, 9/23/2035	830,876
92,215	Brass PLC, Series 8A, Class A1, 3 mo. USD LIBOR + 0.700%, 6.018%, 11/16/2066, 144A(c)	92,202
1,055,000	Channel Link Enterprises Finance PLC, Series A8, (fixed rate to 6/20/2027, variable rate thereafter), 2.706%, 6/30/2050, (EUR)	1,044,004
3,350,000	CK Hutchison International 19 Ltd., 3.625%, 4/11/2029, 144A	3,113,417
95,000	Lanark Master Issuer PLC, Series 2020-1A, Class 2A, SONIA Index + 0.570%, 5.319%, 12/22/2069, 144A, (GBP)(c)	120,734
710,000	Legal & General Group PLC, (fixed rate to 11/01/2030, variable rate thereafter), 4.500%, 11/01/2050, (GBP)	752,499
490,000	Legal & General Group PLC, EMTN, (fixed rate to 11/26/2029, variable rate thereafter), 3.750%, 11/26/2049, (GBP)	501,340
885,000	National Grid Electricity Distribution South Wales PLC, EMTN, 1.625%, 10/07/2035, (GBP)	706,699
135,000	National Grid Electricity Distribution West Midlands PLC, EMTN, 5.750%, 4/16/2032, (GBP)	167,262
630,000	National Grid Electricity Transmission PLC, EMTN, 2.750%, 2/06/2035, (GBP)	581,256
920,000	U.K. Gilts, 4.250%, 6/07/2032, (GBP)	1,162,224
2,930,000	U.K. Gilts, 4.250%, 12/07/2055, (GBP)	3,655,056

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	United Kingdom – continued
4,155,000	U.K. Gilts, 4.750%, 12/07/2030, (GBP)	$5,393,571
205,000	Virgin Money U.K. PLC, GMTN, (fixed rate to 10/29/2027, variable rate thereafter), 4.625%, 10/29/2028, (EUR)	209,614
390,000	Virgin Money U.K. PLC, GMTN, (fixed rate to 9/03/2026, variable rate thereafter), 4.000%, 9/03/2027, (GBP)	432,623

		18,763,377

	United States – 39.0%
750,000	AES Corp., 3.950%, 7/15/2030, 144A	672,388
290,000,000	Aflac, Inc., 0.932%, 1/25/2027, (JPY)	2,023,981
390,000,000	Aflac, Inc., (fixed rate to 10/23/2027, variable rate thereafter), 2.108%, 10/23/2047, (JPY)	2,741,608
275,000	Ally Financial, Inc., 3.875%, 5/21/2024	268,593
310,000	Ally Financial, Inc., 4.625%, 3/30/2025	298,427
105,000	Ally Financial, Inc., 5.800%, 5/01/2025	103,214
2,860,000	Amgen, Inc., 5.250%, 3/02/2033	2,863,648
1,185,000	Amgen, Inc., 5.650%, 3/02/2053	1,200,056
1,680,399	Apollo Aviation Securitization Equity Trust, Series 2021-2A, Class A, 2.798%, 1/15/2047, 144A	1,425,818
4,125,000	AT&T, Inc., 2.250%, 2/01/2032	3,276,485
2,325,000	AT&T, Inc., 3.650%, 6/01/2051	1,706,829
700,000	AT&T, Inc., 5.400%, 2/15/2034	701,202
165,000	Boeing Co., 2.196%, 2/04/2026	151,438
85,000	Boeing Co., 2.250%, 6/15/2026	77,328
10,000	Boeing Co., 3.250%, 2/01/2035	8,108
120,000	Boeing Co., 3.550%, 3/01/2038	93,353
40,000	Boeing Co., 3.625%, 3/01/2048	28,383
210,000	Boeing Co., 3.750%, 2/01/2050	157,689
195,000	Boeing Co., 3.825%, 3/01/2059	139,256
235,000	Boeing Co., 3.850%, 11/01/2048	173,257
390,000	Boeing Co., 3.900%, 5/01/2049	298,116
175,000	Boeing Co., 3.950%, 8/01/2059	129,242

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	United States – continued
$ 1,385,000	BPR Trust, Series 2022-OANA, Class A, 1 mo. USD SOFR + 1.898%, 7.045%, 4/15/2037, 144A(c)	$1,343,453
803,000	Broadcom, Inc., 2.450%, 2/15/2031, 144A	653,081
479,000	Broadcom, Inc., 3.187%, 11/15/2036, 144A	362,006
410,000	Broadcom, Inc., 3.419%, 4/15/2033, 144A	342,866
215,000	Centene Corp., 2.450%, 7/15/2028	183,773
2,870,000	Centene Corp., 2.500%, 3/01/2031	2,288,739
2,566,000	Centene Corp., 4.625%, 12/15/2029	2,361,841
135,000	CF Industries, Inc., 4.950%, 6/01/2043	116,864
380,000	CF Industries, Inc., 5.150%, 3/15/2034	363,526
285,000	CF Industries, Inc., 5.375%, 3/15/2044	259,509
155,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 2.300%, 2/01/2032	117,335
2,000,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 2.800%, 4/01/2031	1,609,321
210,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 4.800%, 3/01/2050	158,445
1,440,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 5.050%, 3/30/2029	1,373,137
2,930,000	Citigroup, Inc., Series MPLE, 4.090%, 6/09/2025, (CAD)	2,135,146
120,000	Comcast Corp., 4.250%, 1/15/2033	113,996
505,000	Comcast Corp., 4.650%, 2/15/2033	501,321
1,100,000	Continental Resources, Inc., 2.875%, 4/01/2032, 144A	845,135
947,000	Continental Resources, Inc., 4.375%, 1/15/2028	889,318
580,000	Continental Resources, Inc., 5.750%, 1/15/2031, 144A	551,381
600,000,000	Corning, Inc., 0.698%, 8/09/2024, (JPY)	4,150,830
2,840,000	CVS Health Corp., 5.300%, 6/01/2033	2,835,589
1,690,000	Digital Dutch Finco BV, 1.000%, 1/15/2032, (EUR)	1,299,742
865,000	Energy Transfer LP, 5.300%, 4/15/2047	752,351
830,000	EQT Corp., 3.625%, 5/15/2031, 144A	713,877

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	United States – continued
$ 580,000	EQT Corp., 5.000%, 1/15/2029	$546,064
6,421,625	Federal Home Loan Mortgage Corp., 2.500%, 12/01/2051	5,453,739
23,063,989	Federal National Mortgage Association, 2.000%, with various maturities from 2051 to 2052(d)	18,855,779
5,050,836	Federal National Mortgage Association, 2.500%, 5/01/2052	4,288,109
9,291,416	Federal National Mortgage Association, 3.000%, with various maturities from 2046 to 2051(d)	8,185,877
4,970,193	Federal National Mortgage Association, 3.500%, with various maturities from 2045 to 2052(d)	4,547,574
5,934,998	Federal National Mortgage Association, 4.000%, with various maturities from 2048 to 2050(d)	5,646,256
8,105,163	Federal National Mortgage Association, 4.500%, with various maturities from 2043 to 2052(d)	7,808,201
2,897,653	Federal National Mortgage Association, 5.000%, 8/01/2052	2,846,636
585,000	Ferguson Finance PLC, 3.250%, 6/02/2030, 144A	507,627
980,000	Ford Motor Credit Co. LLC, 7.200%, 6/10/2030	989,026
270,000	Freeport-McMoRan, Inc., 4.250%, 3/01/2030	248,815
65,000	HCA, Inc., 3.625%, 3/15/2032, 144A	56,420
5,060,000	HCA, Inc., 2.375%, 7/15/2031	4,046,669
805,000	HCA, Inc., 5.500%, 6/01/2033	803,633
1,709,519	Legacy Mortgage Asset Trust, Series 2019-GS7, Class A1, 6.250%, 11/25/2059, 144A(e)	1,695,354
1,462,809	Legacy Mortgage Asset Trust, Series 2020-GS1, Class A1, 5.882%, 10/25/2059, 144A(e)	1,436,212
55,000	Lennar Corp., 4.750%, 5/30/2025	53,739
420,000	Lennar Corp., 5.000%, 6/15/2027	411,490
2,211,354	Navigator Aircraft ABS Ltd., Series 2021-1, Class A, 2.771%, 11/15/2046, 144A(e)	1,920,428
1,310,000	Oracle Corp., 5.550%, 2/06/2053	1,268,529
145,000	Ovintiv, Inc., 6.250%, 7/15/2033	143,018
472,000	Ovintiv, Inc., 6.500%, 8/15/2034	473,016
265,000	Ovintiv, Inc., 6.500%, 2/01/2038	259,804
195,000	Ovintiv, Inc., 7.200%, 11/01/2031	204,621
932,000	Ovintiv, Inc., 7.375%, 11/01/2031	999,479
1,475,000	Pfizer Investment Enterprises Pte. Ltd., 4.750%, 5/19/2033	1,469,443

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	United States – continued
$ 1,365,000	Pfizer Investment Enterprises Pte. Ltd., 5.300%, 5/19/2053	$1,419,165
530,000,000	Prologis Yen Finance LLC, 0.972%, 9/25/2028, (JPY)	3,636,925
1,533,039	PRPM LLC, Series 2021-1, Class A1, 2.115%, 1/25/2026, 144A(e)	1,428,559
881,806	PRPM LLC, Series 2021-10, Class A1, 2.487%, 10/25/2026, 144A(e)	821,198
593,000	PulteGroup, Inc., 5.000%, 1/15/2027	584,223
305,000	Santander Holdings USA, Inc., 3.244%, 10/05/2026	274,607
625,000	T-Mobile USA, Inc., 3.300%, 2/15/2051	438,431
350,000	T-Mobile USA, Inc., 3.400%, 10/15/2052	249,780
2,020,000	T-Mobile USA, Inc., 3.875%, 4/15/2030	1,860,963
840,000	T-Mobile USA, Inc., 4.375%, 4/15/2040	741,798
2,570,000	T-Mobile USA, Inc., 5.050%, 7/15/2033	2,523,479
1,585,000	Taubman Centers Commercial Mortgage Trust, Series 2022-DPM, Class A, 1 mo. USD SOFR + 2.186%, 7.333%, 5/15/2037, 144A(c)	1,539,441
5,774,000	U.S. Treasury Bonds, 1.625%, 11/15/2050	3,585,744
6,510,000	U.S. Treasury Bonds, 1.875%, 2/15/2041	4,727,633
8,075,000	U.S. Treasury Bonds, 2.875%, 5/15/2043(f)	6,754,296
11,780,750	U.S. Treasury Inflation-Indexed Notes, 0.625%, 7/15/2032(g)	10,824,945
2,900,000	U.S. Treasury Notes, 3.500%, 2/15/2033	2,824,781
3,525,000	U.S. Treasury Notes, 3.625%, 5/31/2028	3,447,891
731,852	United Airlines Pass-Through Trust, Series 2016-1, Class B, 3.650%, 7/07/2027	673,669
864,809	United Airlines Pass-Through Trust, Series 2016-2, Class B, 3.650%, 4/07/2027	803,459
6,030,000	UnitedHealth Group, Inc., 4.500%, 4/15/2033	5,873,238
2,568,028	Vericrest Opportunity Loan Transferee, Series 2021-NP11, Class A1, 1.868%, 8/25/2051, 144A(e)	2,326,997
350,000	Verizon Communications, Inc., 2.850%, 9/03/2041	248,929
1,885,000	VMware, Inc., 2.200%, 8/15/2031	1,481,233
2,251,589	VOLT XCIII LLC, Series 2021-NPL2, Class A1, 1.893%, 2/27/2051, 144A(e)	2,035,365
988,242	VOLT XCVII LLC, Series 2021-NPL6, Class A1, 2.240%, 4/25/2051, 144A(e)	900,079

		182,053,387

	Total Bonds and Notes (Identified Cost $505,173,842)	448,192,030

Principal Amount (‡)
Short-Term Investments – 1.2%
$5,680,537	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2023 at 2.300% to be repurchased at $5,681,625 on 7/03/2023 collateralized by $6,104,500 U.S. Treasury Note, 2.750% due 4/30/2027 valued at $5,794,195 including accrued interest(h) (Identified Cost $5,680,537)	$5,680,537

	Total Investments – 97.4% (Identified Cost $510,854,379)	453,872,567
	Other assets less liabilities – 2.6%	12,308,801

	Net Assets – 100.0%	$466,181,367

(†)

Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund’s Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the Board’s oversight.

Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Futures contracts are valued at the closing settlement price on the exchange on which the valuation designee believes that, over time, they are traded most extensively. Shares of open-end investment companies are valued at net asset value per share.

Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.

Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to fair value debt and unlisted equities where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment. Forward foreign currency contracts are fair valued utilizing interpolated rates determined based on information provided by an independent pricing service.

The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund’s investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund’s net asset value (“NAV”) is calculated. Fair valuation by the Fund’s valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(††)	Amount shown represents units. One unit represents a principal amount of 1,000.
(†††)	Amount shown represents units. One unit represents a principal amount of 100.
(a)	Interest rate represents annualized yield at time of purchase; not a coupon rate.
(b)	Interest rate represents annualized yield at time of purchase; not a coupon rate. The Fund’s investment in this security is comprised of various lots with differing annualized yields.

(c)	Variable rate security. Rate as of June 30, 2023 is disclosed.
(d)	The Fund’s investment in mortgage related securities of Federal National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.
(e)	Variable rate security. The interest rate adjusts periodically based on; (i) changes in current interest rates and/or prepayments on underlying pools of assets, if applicable, (ii) reference to a base lending rate plus or minus a margin, and/or (iii) reference to a base lending rate adjusted by a multiplier and/or subject to certain floors or caps. Rate as of June 30, 2023 is disclosed.
(f)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.
(g)	Treasury Inflation Protected Security (TIPS).
(h)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of June 30, 2023, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2023, the value of Rule 144A holdings amounted to $50,817,764 or 10.9% of net assets.

ABS	Asset-Backed Securities
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Index
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi Offshore
CNY	Chinese Yuan Renminbi
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
ILS	Israeli Shekel
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
ZAR	South African Rand

Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts, including forward foreign cross currency contracts, to acquire exposure to foreign currencies or to hedge the Fund’s investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized appreciation (depreciation). The U.S. dollar value of the currencies the Fund has committed to buy or sell represents the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Contracts are traded over-the-counter directly with a counterparty. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Certain contracts may require the movement of cash and/or securities as collateral for the Fund’s or counterparty’s net obligations under the contracts.

At June 30, 2023, the Fund had the following open forward foreign currency contracts:

Counterparty	Delivery Date	Currency Bought/ Sold (B/S)	Units of Currency		In Exchange for	Notional Value	Unrealized Appreciation (Depreciation)
Bank of America N.A.	9/05/2023	BRL	S	25,224,000	$4,962,424	$5,209,310	$(246,886)
Bank of America N.A.	9/20/2023	KRW	S	6,336,197,000	4,952,668	4,828,406	124,262
Barclays Bank PLC	9/21/2023	SGD	S	1,520,000	1,133,837	1,127,224	6,613
BNP Paribas SA	9/20/2023	CNH	B	24,106,000	3,401,631	3,336,490	(65,141)
BNP Paribas SA	9/20/2023	GBP	S	3,795,000	4,822,580	4,820,674	1,906
BNP Paribas SA	7/27/2023	NZD	S	8,127,000	5,020,576	4,987,077	33,499
Citibank N.A.	9/20/2023	ZAR	S	118,801,000	6,404,194	6,263,369	140,825
Goldman Sachs Bank USA	9/20/2023	MXN	S	72,882,000	4,161,309	4,196,392	(35,083)
HSBC Bank USA N.A.	9/20/2023	CAD	B	5,511,000	4,153,415	4,165,020	11,605
HSBC Bank USA N.A.	9/20/2023	CAD	S	5,511,000	4,195,820	4,165,020	30,800
HSBC Bank USA N.A.	9/21/2023	CAD	S	2,542,000	1,935,376	1,921,183	14,193
HSBC Bank USA N.A.	9/20/2023	SGD	B	1,834,000	1,376,123	1,360,030	(16,093)
HSBC Bank USA N.A.	9/20/2023	SGD	S	1,834,000	1,368,167	1,360,030	8,137
Morgan Stanley Capital Services LLC	9/20/2023	JPY	B	3,285,152,000	23,962,770	23,039,890	(922,880)
Standard Chartered Bank	9/20/2023	EUR	S	10,574,000	11,456,030	11,582,471	(126,441)
UBS AG	9/20/2023	AUD	S	5,290,000	3,583,287	3,531,535	51,752
UBS AG	9/20/2023	CHF	B	2,330,000	2,614,928	2,624,243	9,315
UBS AG	9/20/2023	IDR	S	82,626,616,000	5,546,900	5,507,707	39,193
UBS AG	9/20/2023	SEK	S	7,374,000	694,685	686,212	8,473

Total							$(931,951)

At June 30, 2023, the Fund had the following open forward cross currency contracts:

Counterparty	Settlement Date	Deliver/Units of Currency		Receive/Units of Currency		Notional Value	Unrealized Appreciation (Depreciation)
Barclays Bank PLC	9/20/2023	EUR	1,214,503	PLN	5,502,000	$1,348,108	$17,775

Counterparty	Settlement Date	Deliver/Units of Currency		Receive/Units of Currency		Notional Value	Unrealized Appreciation (Depreciation)
HSBC Bank USA N.A.	9/20/2023	NOK	70,143,000	EUR	6,076,038	$6,655,526	$103,137
UBS AG	9/20/2023	ZAR	24,015,000	EUR	1,184,960	1,297,973	31,866

Total							$152,778

Futures Contracts

The Fund may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.

When the Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by the Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit the Fund’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced; however, in the event that a counterparty enters into bankruptcy, the Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.

At June 30, 2023, open long futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CBOT 2 Year U.S. Treasury Notes Futures	9/29/2023	94	$19,334,421	$19,114,312	$(220,109)
CBOT 5 Year U.S. Treasury Notes Futures	9/29/2023	173	18,794,149	18,527,219	(266,930)
CBOT 10 Year U.S. Treasury Notes Futures	9/20/2023	23	2,612,344	2,582,109	(30,235)
CME Ultra Long Term U.S. Treasury Bond Futures	9/20/2023	50	6,697,828	6,810,938	113,110
Eurex 10 Year Euro BUND Futures	9/07/2023	42	6,150,963	6,129,360	(21,603)
Eurex 30 Year Euro BUXL Futures	9/07/2023	4	594,317	609,326	15,009
Long Gilt Futures	9/27/2023	13	1,581,511	1,573,402	(8,109)
Ultra 10 Year U.S. Treasury Notes Futures	9/20/2023	29	3,440,349	3,434,688	(5,661)

Total					$(424,528)

At June 30, 2023, open short futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CBOT U.S. Long Bond Futures	9/20/2023	89	$11,228,080	$11,294,656	$(66,576)
Eurex 5 Year Euro BOBL Futures	9/07/2023	83	10,612,825	10,479,812	133,013

Total					$66,437

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund’s pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.

Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2023, at value:

Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Bonds and Notes*	$—	$448,192,030	$—	$448,192,030
Short-Term Investments	—	5,680,537	—	5,680,537

Total Investments	—	453,872,567	—	453,872,567

Forward Foreign Currency Contracts (unrealized appreciation)	—	633,351	—	633,351
Futures Contracts (unrealized appreciation)	261,132	—	—	261,132

Total	$261,132	$454,505,918	$—	$454,767,050

Liability Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts (unrealized depreciation)	$—	$(1,412,524)	$—	$(1,412,524)
Futures Contracts (unrealized depreciation)	(619,223)	—	—	(619,223)

Total	$(619,223)	$(1,412,524)	$—	$(2,031,747)

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that the Fund used at period end include forward foreign currency contracts and futures contracts.

The Fund is subject to the risk that changes in foreign currency exchange rates will have an unfavorable effect on the value of Fund assets denominated in foreign currencies. The Fund may enter into forward foreign currency exchange contracts for hedging purposes to protect the value of the Fund’s holdings of foreign securities. The Fund may also use forward foreign currency contracts to gain exposure to foreign currencies, regardless of whether securities denominated in such currencies are held in the Fund. As of June 30, 2023, the Fund engaged in forward foreign currency contracts for hedging purposes and to gain exposure to foreign currencies.

The Fund is subject to the risk that changes in interest rates will affect the value of the Fund’s investments in fixed-income securities. The Fund will be subject to increased interest rate risk to the extent that it invests in fixed-income securities with longer maturities or durations, as compared to investing in fixed-income securities with shorter maturities or durations. The Fund may use futures contracts to hedge against changes in interest rates and to manage duration without having to buy or sell portfolio securities. As of June 30, 2023, the Fund used futures contracts to manage duration.

The following is a summary of derivative instruments for the Fund, as of June 30, 2023:

Assets	Unrealized appreciation on forward foreign currency contracts	Unrealized appreciation on futures contracts
Over-the-counter asset derivatives
Foreign exchange contracts	$633,351	$—
Exchange-traded asset derivatives
Interest rate contracts	—	261,132

Total asset derivatives	$633,351	$261,132

Liabilities	Unrealized depreciation on forward foreign currency contracts	Unrealized depreciation on futures contracts
Over-the-counter liability derivatives
Foreign exchange contracts	$(1,412,524)	$—
Exchange-traded liability derivatives
Interest rate contracts	—	(619,223)

Total liability derivatives	$(1,412,524)	$(619,223)

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Over-the-counter derivatives, including forward foreign currency contracts, are entered into pursuant to International Swaps and Derivatives Association, Inc. (“ISDA”) agreements negotiated between the Fund and its counterparties. ISDA agreements typically contain, among other things, terms for the posting of collateral and master netting provisions in the event of a default or other termination event. Collateral is posted by the Fund or the counterparty to the extent of the net mark-to-market exposure to the other party of all open contracts under the agreement, subject to minimum transfer requirements. Master netting provisions allow the Fund and the counterparty, in the event of a default or other termination event, to offset amounts owed by each related to derivative contracts, including any posted collateral, to one net amount payable by either the Fund or the counterparty. The Fund’s ISDA agreements typically contain provisions that allow a counterparty to terminate open contracts early if the NAV of the Fund declines beyond a certain threshold. As of June 30, 2023, the fair value of derivative positions subject to these provisions that are in a net liability position by counterparty, and the value of collateral pledged to counterparties for such contracts is as follows:

Counterparty	Derivatives	Collateral Pledged
Bank of America N.A.	$(122,624)	$300,000
BNP Paribas SA	(29,736)	—
Goldman Sachs Bank USA	(35,083)	—
Morgan Stanley Capital Services LLC	(922,880)	752,955
Standard Chartered Bank	(126,441)	310,000

Counterparty risk is managed based on policies and procedures established by each Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. A Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the Fund’s aggregated unrealized gains and the amount of any collateral pledged to the counterparty, which may be offset by any collateral posted to the Fund by the counterparty. ISDA master agreements can help to manage counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under these ISDA agreements, collateral is routinely transferred if the total net exposure in respect of certain transactions, net of existing collateral already in place, exceeds a specified amount. With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearing house, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers typically are required to segregate customer margin for exchange-traded derivatives from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its customers, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund.

Industry Summary at June 30, 2023 (Unaudited)

Treasuries	46.8%
Mortgage Related	12.3
Banking	4.5
Government Owned—No Guarantee	3.8
Local Authorities	2.5
ABS Home Equity	2.3
Health Insurance	2.3
Other Investments, less than 2% each	21.7
Short-Term Investments	1.2

Total Investments	97.4
Other assets less liabilities (including forward foreign currency and futures contracts)	2.6

Net Assets	100.0%

Currency Exposure Summary at June 30, 2023 (Unaudited)

United States Dollar	42.9%
Euro	20.1
Japanese Yen	7.3
Yuan Renminbi	5.9
British Pound	3.5
Canadian Dollar	3.1
South Korean Won	2.1
Australian Dollar	2.0
South African Rand	2.0
Other, less than 2% each	8.5

Total Investments	97.4
Other assets less liabilities (including forward foreign currency and futures contracts)	2.6

Net Assets	100.0%